Note 15 - Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-Vested Restricted Shares [Member]
Note 15 - Earnings Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	115,356	230,713	74,761